Financial expense, net	3 Months Ended
Mar. 31, 2021
Financial expense, net [Abstract]
Financial expense, net
Note 19. - Financial expense, net

Financial income and expenses

The following table sets forth financial income and expenses for the three-month periods ended March 31, 2021 and 2020:

	For the three-month period ended March 31,
Financial income	2021	2020
	($ in thousands)
Interest income from loans and credits	511	1,117
Interest rates gains on derivatives: cash flow hedges	601	90
Total	1,112	1,207

	For the three-month period ended March 31,
Financial expenses	2021	2020
Expenses due to interest:	($ in thousands)
- Loans from credit entities	(56,227)	(61,388)
- Other debts	(14,776)	(19,136)
Interest rates losses on derivatives: cash flow hedges	(14,143)	(15,484)
Total	(85,146)	(96,008)

Interest from other debts is primarily interest on the notes issued by ATS, ATN, Solaben Luxembourg, Hypesol Solar Inversiones (the holding company of Helios projects) and Atlantica Sustainable Infrastructure Jersey. The decrease in the three-month period ended March 2021 is primarily due to the acquisition of Liberty’s equity interest in Solana in August 2020, which was accounted for as a liability in these consolidated condensed interim financial statements, in accordance with IAS 32.

Losses from interest rate derivatives designated as cash flow hedges primarily correspond to transfers from equity to financial expense when the hedged item impacts the consolidated income statement.

Net exchange differences

Net exchange differences primarily correspond to realized and unrealized exchange gains and losses on transactions in foreign currencies as part of the normal course of business of the Company.

Other financial income and expenses

The following table sets out Other financial income and expenses for the three-month periods ended March 31, 2021, and 2020:

	For the three-month period ended March 31,
Other financial income / (expenses)	2021	2020
	($ in thousands)
Other financial income	6,662	2,202
Other financial losses	(3,687)	(6,315)
Total	2,975	(4,112)

Other financial income in the three-month period ended March 31, 2021, includes a $3.8 million income for non-monetary change to the fair value of derivatives of Kaxu for which hedge accounting is not applied. Residual items are primarily interests on deposits and loans, including non-monetary changes to the amortized cost of such loans.

Other financial losses include guarantees and letters of credit, other bank fees, non-monetary changes to the fair value of derivatives for which hedge accounting is not applied and of financial instruments recorded at fair value through profit and loss, and other minor financial expenses.